NOTES PAYABLE (Details Narrative) - USD ($)			1 Months Ended			6 Months Ended
	Jun. 30, 2021	Nov. 30, 2020	Dec. 31, 2023	Mar. 31, 2023	Jun. 30, 2021	Jun. 30, 2024	Jul. 29, 2023	Jun. 30, 2023	Feb. 09, 2023	Jan. 31, 2023	Oct. 15, 2022
Debt Instrument [Line Items]
Proceeds from Notes Payable								$ 1,666,666
Debt Instrument, Maturity Date				Jul. 31, 2023
[custom:LongTermNotesPayableAssumedInMerger-0]						1,565,000
First Extension Agreement [Member]
Debt Instrument [Line Items]
[custom:LongTermNotesPayableAssumedInMerger-0]						$ 1,565,000
First Extension Agreement [Member] | Sponsor [Member] | Unsecured Promissory Note [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount											$ 1,265,000
Second Extension Agreement [Member] | Sponsor [Member] | Unsecured Promissory Note [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount									$ 300,000
Debt Instrument, Periodic Payment							$ 50,000
Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage						2.40%
Ethos Management INC [Member]
Debt Instrument [Line Items]
Proceeds from Notes Payable						$ 833,333
Debt Instrument, Interest Rate, Stated Percentage						4.00%
Deposit Liabilities, Collateral Issued, Financial Instruments										$ 1,875,000
Deposit Liabilities, Accrued Interest						$ 589,619
Ethos Management INC [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount										$ 10,000,000
Proceeds from Notes Payable						$ 10,000,000
Mercedes Benz [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 59,545
Long-Term Debt, Percentage Bearing Fixed Interest, Percentage Rate		5.90%
Debt Instrument, Periodic Payment		$ 908
JP Morgan Chase [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 500,000				$ 500,000
Long-Term Debt, Percentage Bearing Fixed Interest, Percentage Rate	3.00%				3.00%
Debt Instrument, Periodic Payment	$ 8,994
Debt Instrument, Maturity Date					Jun. 08, 2026
Line of Credit Facility, Average Outstanding Amount			$ 257,113